Private Placement	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Private Placement [Line Items]
Private Placement

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and Chardan (and/or their designees) purchased an aggregate of 253,889 Private Units at a price of $10.00 per Private Unit for an aggregate purchase price of $2,538,886 in a private placement. Upon the closing of the Over-allotment on November 24, 2021, the Company consummated the sale of additional 22,500 Private Units with the Sponsor and Chardan at a price of $10.00 per Private Unit, generating total proceeds of $225,000. The Private Units are identical to the Public Units except with respect to certain registration rights and transfer restrictions. The proceeds from the Private Units were added to the proceeds from the IPO to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless.